Intangible Assets	9 Months Ended
Mar. 31, 2012
Intangible Assets [Abstract]
Intangible Assets

8. Intangible Assets

Intangible assets as of March 31, 2012 and June 30, 2011 consisted of the following (in thousands):

	March 31, 2012			June 30, 2011
	Carrying Value	Accumulated Amortization	Net Carrying Value	Carrying Value	Accumulated Amortization	Net Carrying Value
Prostiva Acquisition
Patents and Technology	$1,529	$(99)	$1,430	—	—	—
Customer Base	531	(34)	497	—	—	—
Trademarks	325	(12)	313	—	—	—
EDAP Acquisition
Customer Base	2,300	(2,240)	60	2,300	(2,221)	79
Other	32	(1)	31	24	(1)	23
Total intangible assets	$4,717	$(2,386)	$2,331	$2,324	$(2,222)	$102

Amortization expense associated with intangible assets for the three and nine-months ended March 31, 2012 was $70,000 and $164,000, respectively and was $6,000 and $18,000, respectively, for the three and nine-months ended March 31, 2011. Amortization expense increased compared to prior year due to the acquisition of the Prostiva RF Therapy System on September 6, 2011. Please refer to Note 4 of the Condensed Financial Statements for further information regarding this acquisition. All intangible assets are amortized using the straight-line method over their estimated remaining useful lives. Patents and technology related to the Prostiva acquisition are being amortized over 9 years with amortization expense recorded in cost of goods sold. Customer base and trademarks related to the Prostiva acquisition are being amortized over 9 years and 16 years, respectively, with amortization expense being recorded in general and administrative expense. The customer base related to the EDAP acquisition, completed in October of 2000, is being amortized over its remaining useful life of 3 years, and other intangible assets related to patent costs are amortized upon issuance over their estimated useful lives. The amortization expense related to the EDAP customer base and other intangible assets is also recorded in general and administrative expense.

Future amortization expense related to the net carrying amount of intangible assets is estimated to be as follows (in thousands):

Fiscal Years
2012	$70
2013	276
2014	276
2015	258
2016	252